Basis of Preperation of the Consolidated Financial Statements (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Compliance status

2.1 Compliance status

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been approved by the Board of Directors in the meeting held on March 8, 2018.

Basis of preparation

2.2 Basis of preparation

These financial statements have been prepared on a historic cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. In general, the historic cost is calculated based on the fair value of the consideration paid in exchange for goods or services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for leasing transactions that are within the scope of IAS 17, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

Current and non-current classification

Current and non-current classification

The presentation in the statement of financial position makes a distinction between current and non-current assets and liabilities. Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.

Fiscal year-end

The Company’s fiscal year begins on January 1 and ends on December 31, each year.

Currency

Consolidated information attached is stated in Pesos ($), Argentine’s legal currency, based on the financial information of Loma Negra and its subsidiaries, presented in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

IAS 29 “Financial reporting in hyperinflationary economies”, requires the consolidated financial statements of an entity whose functional currency belongs to a hyperinflationary economy to be stated in terms of the measuring current unit at the end of the fiscal year.

For such purpose, in general, inflation is to be computed in non-monetary items from the acquisition or revaluation date, as applicable. The standard lists a set of quantitative and qualitative factors to be taken into account in order to determine whether an economy is to be considered hyperinflationary. Considering inflation’s decreasing trend, the absence of qualitative factors that may lead to a certain conclusion, and the anomalies detected in information about inflation published by INDEC in prior years, the Company’s Board of Directors has concluded there is no sufficient evidence to consider Argentina as a country having a hyperinflationary economy as of each of the years presented, according to guidelines established by IAS 29. Therefore, restatement principles established in the mentioned standard have not been applied.

Over the last years, certain macroeconomic variables affecting Company’s business, such as payroll costs, input prices, borrowing and exchange rates, have experienced significant changes. In case that the restatement of the consolidated financial statements becomes applicable, the corresponding adjustment should be resumed, and calculated from the last date the Company had restated its financial statements in order to reflect inflation effects, as established by applicable regulation. Both circumstances should be taken into consideration by these financial statements’ users.

Use of estimates

Use of estimates

The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the period. Actual future results might differ from the estimates and assessments made at the date of preparation of these consolidated financial statements.

The description of any significant estimates and accounting judgments made by Management in applying the accounting policies, as well as the main estimates and areas with greater degree of complexity and which require more critical judgments, are disclosed in Note 4.

The principal accounting policies are described below.

Application of new and revised International Financial Reporting Standards

Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2017. The application of these amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 9	Financial Instruments[1]
IFRS 15	Revenue from contracts with customer[1]
IFRS 16	Leases[2]
IFRIC 22	Foreign Currency Transactions and Advance Consideration[1]
IFRIC 23	Uncertainty over Income Tax Treatments[4]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IFRS 2	Share-based payments[1]
Amendment to IFRS 15	Revenue from contracts with customer[1] |
Amendments to IAS 28	Annual improvements 2014 -2016 Cycle[1]
Amendment to IAS 28	Long-term Interests in Associates and Joint Ventures[4]
Amendment to IFRS 9	Prepayment Features with Negative Compensation[4]
Amendments to IFRS 3 and11 and IAS 12 and 23	Annual improvements 2015-2017 Cycle[5]

[1]	Effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted.
[2]	Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted if IFRS 15 has also been applied.
[3]	Effective date deferred indefinitely.
[4]	Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted.
[5]	Effective for annual periods beginning on or after January 1, 2019.

•	In November 2009, the International Accounting Standards Board (IASB) issued IFRS 9, which introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. On July 24, 2014, the IASB published the final version of IFRS 9 ‘Financial Instruments’. IFRS 9, as revised in July 2014, introduces a new expected credit loss impairment model. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Also limited changes to the classification and measurement requirements for financial assets by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Based on the analysis of the Company’s financial assets and financial liabilities as of December 31, 2017 on the basis of the facts and circumstances that exists at that date, the directors of the Company have performed a preliminary assessment of the impact of IFRS 9 to the Company’s consolidated financial statements as follows:

•	Classification and measurement: all financial assets and financial liabilities will continue to be measured on the same bases as is currently adopted under IAS 39.

•	Impairment: the Group expects to apply the simplified approach to recognize lifetime expected credit losses for is trade receivables, as required or permitted by IFRS 9. As regards to listed bonds, the directors of the Company consider that they have low credit risk given the credit rating. In relation to financial guarantees to related parties, the directors have assess that there is not an increase in the credit risk of these transactions

•	Hedge accounting: the management of the Company does not anticipate that the application of the IFRS 9 Hedge accounting requirements will have a material impact on the Company’s consolidated financial statements.

Based on these assessments, the directors do not anticipate that the application of IFRS 9 will have a material impact in the financial statements of the Company. It should be noted that the above assessment was made based on an analysis of the Company’s financial assets and financial liabilities as of December 31, 2017 on the bases of the facts and circumstances that existed at that date. This new standard is effective for periods beginning on or after January 1, 2018.

•	On May 28, 2014, the IASB published its new revenue Standard, IFRS 15 “Revenue from Contracts with Customers”. IFRS 15 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretations when it becomes effective. The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer or promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the standard introduces a five-step approach to revenue recognition:

•	Step 1: Identify the contract with the customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contracts

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

On April 12, 2016, the IASB published amendments with clarifications to IFRS 15 ‘Revenue from Contracts with Customers’. The amendments address the following topics: identifying performance obligations, principal versus agent considerations, and licensing, and provide some transition relief for modified contracts and completed contracts.

Under IFRS 15, an entity recognizes revenue when or as performance obligation is satisfied, i.e. when control of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15. The new standard is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The standard permits a modified retrospective approach for the adoption. Under this approach entities will recognize transitional adjustments in retained earnings on the date of initial application (e.g. January 1, 2017), i.e. without restating the comparative period. They will only need to apply the new rules to contracts that are not completed as of the date of initial application.

The Company has completed an impact assessment of the application of IFRS 15 on the Company’s consolidated financial statements and do not anticipate material changes in the amount of revenue.

•	On January 13, 2016, the IASB issued the IFRS 16 which specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, with the distinction between operating and finance leases removed, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value to be accounted for by simply recognizing an expense, typically straight line, over the lease term. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. IFRS 16 supersedes IAS 17 and related interpretations. Furthermore, extensive disclosures are required by IFRS 16. As of December 31, 2017, the Company has non–cancellable operating lease commitments of 27 million for office space and office equipment. IAS 17 does not require the recognition of any right-of-use or liability for future payments for these leases; instead, certain information is disclosed as operating lease commitment in note 26. If these arrangements would meet the definition of a lease under IFRS 16, the Company should recognize a right–of–use asset and a liability in respect of them unless they qualify of a low value or short–term leases upon the application of IFRS 16. In contrast, for finance leases where the Company is a lessee, the Company will recognize an asset and a related finance lease liability for the lease arrangement. Management are currently assessing its potential impact of the application of IFRS 16. It is not practicable to provide a reasonable estimate of the financial effect on the amounts recognized in the Company’s consolidated financial statements until the management complete the review. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application being permitted if IFRS 15 has also been applied. The Company has not opted for early application.

•	On December 8, 2016, the IASB published IFRIC 22, which was developed by the IFRS Interpretations Committee to clarify the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. The interpretation is being issued to reduce diversity in practice related to the exchange rate used when an entity reports transactions that are denominated in a foreign currency in accordance with IAS 21 in circumstances in which consideration is received or paid before the related asset, expense, or income is recognized.

•	The interpretation is effective prospectively for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s Financial Statements.

•	On June 7, 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments”, which was developed by the IFRS Interpretations Committee to clarify the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The interpretation specifically considers:

•	Whether tax treatments should be considered collectively.

•	Assumptions for taxation authorities’ examinations.

•	The determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

•	The effect of changes in facts and circumstances.

The interpretation is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

•	On September 11, 2014, the IASB issued amendments to IFRS 10 and IAS 28. These amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

•	require full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

•	require the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g. whether the sale or contribution of assets occurs by an investor transferring shares in any subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves. On December 17, 2015, the IASB issued an amendment that defers the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. Earlier application of the September 2014 amendments continues to be permitted.

•	On June 20, 2016, the IASB issued amendments to IFRS 2 (share-based payments). The amendments clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features, and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The directors of the Company do not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements. The amendments are effective prospectively for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

•	On December 8, 2016, the IASB issued amendments to IAS 28 (Investments in associates and joint ventures) as a result of the IASB’s annual improvement 2014–2016 project. The amendment clarifies that the election to measure at fair value through profit or loss an investment in an associate or a joint venture that is held by an entity that is a venture capital organization, or other qualifying entity, is available for each investment in an associate or joint venture on an investment-by- investment basis, upon initial recognition.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company’s consolidated financial statements. The amendment to IAS 28 is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

•	On October 12, 2017, the IASB published the amendment to IAS 28 “Long-term Interests in Associates and Joint Ventures”. This amendment clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. It is not practicable to provide a reasonable financial estimate of the effect until the management complete a review of the application of the amendment. The Company has not opted for early application.

•	On October 12, 2017, the IASB published the amendment to IFRS 9 “Prepayment Features with Negative Compensation”. This amendment modifies the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. Under the amendments, the sign of the prepayment amount is not relevant, i. e. depending on the interest rate prevailing at the time of termination, a payment may also be made in favor of the contracting party effecting the early repayment. The calculation of this compensation payment must be the same for both the case of an early repayment penalty and the case of an early repayment gain.

The final amendments also contain (in the Basis for Conclusions) a clarification regarding the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The IASB clarifies that an entity recognizes any adjustment to the amortized cost of the financial liability arising from a modification or exchange in profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortized cost amount.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted. It is not practicable to provide a reasonable financial estimate of the effect until the management complete a review of the application of the amendment. The Company has not opted for early application.

•	On December 12, 2017, the IASB issued amendments to the following standards as result of the IASB’s annual improvements 2015-2017 project:

•	IFRS 3 (Business combinations): clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 (Joint arrangements): clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 (Income tax): clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises.

•	IAS 23 (Borrowing costs): clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The management of the Company does not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements. The amendments are all effective for annual periods beginning on or after January 1, 2019.

Basis of consolidation

2.3 Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

a)	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

b)	potential voting rights held by the Company, other vote holders or other parties;

c)	rights arising from other contractual arrangements; and

d)	any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company losses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income for since the date the Company gains control until the date when the Company ceases to control its subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

The income (loss) of subsidiaries acquired or disposed of are included in the consolidated statement of comprehensive income from the date of acquisition until the effective date of disposal, if applicable.

All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Detailed below are the subsidiaries whose financial statements have been included in these consolidated financial statements:

	Main activity	Place of incorporation and principal place of business	% of direct and indirect equity interest as of
			12-31-2017	12-31-2016	12-31-2015
Subsidiaries:
Cofesur S.A. (1)	Holding	Argentina	100.00	97.64	97.64
Ferrosur Roca S.A. (2)	Train cargo transportation	Argentina	80.00	78.12	78.12
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A. (3)	Manufacture and marketing of cement and construction materials	Paraguay	51.00	51.00	35.00

(1)	As of December 2016, Loma Negra C.I.A.S.A. had advance funds for the purchase of an additional equity interest of 2.36%. This acquisition needed to be authorized by the Argentine State. On March 6, 2017, the transaction aforementioned was finally approved.
(2)	Controlled directly by Cofesur S.A.
(3)	Company controlled due to the business combination under common control made on December 22, 2016 (note 16). As a result, the statement of financial position line items of Yguazú Cementos S.A. as of December 31, 2016 were included in the consolidated statement of financial position of the Company as of December 31, 2016; in the case of the consolidated statement of profit or loss and other comprehensive income, the equity in profit or loss of Yguazú Cementos S.A. is presented in the line “Share of profit (loss) of associates” in each of the years presented since the consolidation of results for the 10-day period from December 22, 2016 to December 31, 2016 was not material for the Company’s consolidated financial statements.

Summarized financial information in respect of each of the Group’s subsidiaries that has material non-controlling interests is set out below. The summarized financial information below represents amounts before intragroup eliminations.

a)	Yguazú Cementos S.A.

As of	12.31.2017	12.31.2016
Current assets (1)	494,986,225	519,436,580
Non-current assets	2,358,756,400	2,016,522,494
Current liabilities (2)	385,487,026	1,811,949,703
Non-current liabilities (2)	1,332,533,280	7,307,114
Equity attributable to the owners of the Company	579,237,344	365,530,116
Non-controlling interests	556,484,975	351,172,141

(1)	Includes 111,943,934 and 207,927,790 of cash and cash equivalents as of December 31, 2017 and December 31, 2016, respectively.
(2)	Includes the financial loans described in note 25.

The summarized figures presented for Yguazú Cementos S.A. as of December 31, 2017 (as a consolidated subsidiary) reflect the book values of the assets and liabilities (see Note 16.1) and adjustments to conform to the Company’s accounting policies.

For the year ended	12.31.2017
Net revenue	1,152,606,929
Finance cost, net	(72,745,405)
Depreciation	(170,745,386)
Income tax	(12,316,307)
Profit for the year	220,690,826

For the year ended	12.31.2017
Net cash generated by operating activities	280,474,575
Net cash used in investing activities	(55,868,811)
Net cash used in financing activities	(368,018,079)

b)	Ferrosur Roca S.A.

As of	12.31.2017	12.31.2016
Current assets	448,672,962	227,349,424
Non-current assets	757,054,777	710,404,407
Current liabilities	838,820,242	594,786,019
Non-current liabilities	183,118,912	166,101,662
Equity attributable to the owners of the Company	147,030,869	138,159,696
Non-controlling interests	36,757,716	38,706,454

For the year ended	12.31.2017	12.31.2016	12.31.2015
Net revenue	1,608,080,671	1,223,681,686	919,729,670
Finance costs, net	(124,903,098)	(128,933,963)	(92,795,807)
Depreciation	(74,821,293)	(54,995,175)	(44,853,392)
Income tax	(3,002,588)	(26,964,252)	(8,555,315)
Profit or (loss) for the year	6,922,435	49,982,654	15,147,453

For the year ended	12.31.2017	12.31.2016	12.31.2015
Net cash generated by operating activities	90,167,989	260,874,828	163,772,758
Net cash used in investing activities	(198,133,153)	(165,530,937)	(109,782,503)
Net cash (used in) generated by financing activities	107,211,129	(90,434,660)	(76,456,255)

2.3.1. Business combination between entities under common control

A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination and the control is not transitory. The transactions between entities under common control are scoped out of IFRS 3 and there is no authoritative literature for these transactions under IFRS. As a result, the Group adopted an accounting practice in which the assets and liabilities of the acquired entity are recognized at the book values recorded in the ultimate parent entity’s consolidated financial statements. The components of equity of the acquired companies are added to the same components within Group equity except that any share capital and investments in the books of the acquiring entity is cancelled and the differences, if any, is adjusted in the Other capital adjustments. The Company has elected to not restate the information for any of the periods presented in its consolidated financial statements. In accordance with IAS 8, Management has adopted an accounting practice on which the predecessor basis of accounting is used to record the carrying amount of the net assets acquired.

2.3.2. Changes in the Group’s ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

Revenue recognition	3.1 Revenue recognition Revenue is measured at the fair value of the consideration received or to be received, reduced for estimated customer returns, rebates and other similar allowances.
Sale of goods

3.1.1 Sale of goods

Revenue from the sale of goods is recognized at time all the following conditions are satisfied:

•	the Group has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	the amount of revenue can be measured reliably;

•	it is probable that the economic benefits associated with the transaction will flow to the Group; and

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Services rendered	3.1.2 Services rendered Transportation revenues are recognized at the time the service is provided.
Income from dividends and interest income

3.1.3 Income from dividends and interest income

Where they exist, income from investment dividends are recognized after the shareholders’ rights to receive payment thereof are established (provided there is a probability that the economic benefits will flow to the company and the ordinary revenues may be reliably measured).

Interest income was recognized after determining the probability that the Group should receive the economic benefits associated with the transaction and that the amount thereof should be reliably measured. Interest income was recorded on a short-term basis with reference to the principal outstanding and the applicable effective interest rate, which is the discount rate that perfectly matches the cash flows receivable or payable estimated over the expected life of the financial instrument with the net book value of financial assets or liabilities with regard to the initial recognition.

Goodwill

3.2 Goodwill

The goodwill recorded by the Company corresponds to the acquisitions of Cofesur S.A., La Preferida de Olavarría S.A. (company merged with Loma Negra C.I.A.S.A. as of January 1, 2015) and Recycomb S.A.U., for acquisitions prior to IFRS adoption.

Goodwill, in accordance with the applicable standard at the time of recognition, corresponds to the amount of the transferred consideration, the amount of any non-controlling interest in the acquire and, where applicable, the fair value of the equity interest previously held in the acquire (if any), in excess of the net acquisition cost on the date of acquisition of the identifiable assets acquired and liabilities assumed.

Goodwill is not amortized but tested for impairment. For purposes of conducting the impairment test, goodwill is assigned to each of the Group’s cash generating units expected to benefit from the synergies of the relevant combination. The cash generating units to which goodwill is assigned are subject to annual, or more frequent, impairment tests, when there are indicators of impairment. If the recoverable amount of the cash generating unit is lower than the unit’s book amount, the impairment loss is firstly applied to reducing the carrying amount of goodwill assigned to the unit, and is then applied proportionately to the unit’s other assets. The carrying amount of each asset in the reporting unit is used as basis. The impairment loss recognized for goodwill is not reversed in any subsequent period.

Any impairment loss for goodwill is recognized directly in profit or loss.

On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

The Company has not recognized any impairment loss in the years ended December 31, 2017 and 2016.

The Group’s policy for goodwill arising on the acquisition of an associate is described at note 3.3.1 below.

Investments in associates

3.3.1 Investments in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those investees.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognising its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 39 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases

The Group discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held for sale. When the Group retains an interest in the former associate and the retained interest is a financial asset, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IAS 39. The difference between the carrying amount of the associate at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the associate is included in the determination of the gain or loss on disposal of the associate or joint venture. In addition, the Group accounts for all amounts previously recognized in other comprehensive income in relation to that associate or joint venture on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by that associate or joint venture would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

When the Group reduces its ownership interest in an associate or a joint venture but the Group continues to use the equity method, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

Yguazú Cementos S.A.

The summarized figures presented for Yguazú Cementos S.A. for the year ended December 31, 2016, reflect the amounts resulting from the available information received from Yguazú Cementos S.A. adjusted to conform with IFRS, the Company’s accounting policies and other classification adjustments to conform with Company’s policies.

For the year ended	12.31.2016	12.31.2015
Net revenue	929,986,113	692,832,808
Finance costs, net	(76,670,474)	(375,987,448)
Depreciation	(155,534,466)	(109,705,677)
Income tax	(10,680,022)	8,598,480
Profit or (loss) for the year	104,660,877	(300,402,124)

For the year ended	12.31.2016	12.31.2015
Net cash generated by (used in) operating activities	350,159,307	211,115,257
Net cash used in investing activities	(42,353,241)	(63,727,785)
Net cash (used in) generated by financing activities	(249,682,864)	(88,925,782)

Investment in other company

3.3.2 Investment in other company

It is an investment in a company where the Group has not significant influence.

Since this equity investment does not have a quoted market price in an active market and its fair value cannot be reliably measured such unquoted equity investment is measured at cost less any identified impairment losses at the end of each reporting period.

Leasing

3.4 Leasing

Leases are classified as finance leases whenever the terms of the lease substantially transferred all the risks and rewards of the ownership to lessee. All other leases are classified as operating leases.

The Group as lessor

Amounts due from lessees under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

The Group as lessee

Assets held under finance leases are initially recognized as assets of the Group at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation.

Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Group’s general policy on borrowing costs. Contingent rentals are recognized as expenses in the periods in which they are incurred.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred. In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Foreign currency and functional currency

3.5 Foreign currency and functional currency

These consolidated financial statements are presented in Argentine pesos (legal currency of Argentina), which is also the functional currency (currency of the main economic environment in which a company operates) for all the companies with legal address in Argentina. In the case of the subsidiary Yguazú Cementos S.A., located in Paraguay, its functional currency is Guarani.

For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into pesos using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (and attributed to non-controlling interests as appropriate).

Exchange differences on monetary items are recognized in profit or loss in the year, except those which resulted from foreign-currency denominated borrowings related to the assets under construction for their future productive use, which were included in the cost of such assets as they are considered as an adjustment to the interest expense related to such foreign-currency denominated borrowings.

In the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Argentine pesos using exchange rates prevailing at the end of each fiscal year.

Goodwill and adjustments to fair value arising from the acquisition of subsidiaries are recognized as assets and liabilities of the acquire and are translated into the reporting currency at the exchange rate prevailing on the balance sheet date. Any resulting exchange difference is recognized in other comprehensive income.

When an investment is sold or disposed of, any exchange difference is recognized in the statement of income as a gain or loss on sale/disposal.

Borrowing costs

3.6 Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualified assets that necessarily take a substantial period of time to get ready for their intended use or sale are capitalized as part of the cost of the pertinent asset, until such time as the assets are substantially ready for their intended use or sale.

Income earned on short-term investments in specific outstanding borrowings to be used in qualified assets is deducted from the costs of borrowings that may qualify for capitalization.

All the other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Taxation

3.7 Taxation

The Group recognizes income tax applying the liability method, which considers the effect of temporary differences between the carrying amount and tax bases of assets and liabilities and the tax loss carry forwards and other tax credits, which may be used to offset future taxable income, at the current statutory rate of 35%.

Additionally, upon the determination of taxable profit, the Group calculates tax on minimum presumed income applying the current 1% tax rate to taxable assets as of the end of each year. This tax complements income tax. The Group’s tax liability will be the higher of the determination of tax on minimum presumed income and the Group’s tax liability related to income tax, calculated applying the current 35% income tax rate to taxable income for the year. However, if the tax on minimum presumed income exceeds income tax during one tax year, such excess may be computed as prepayment of any income tax excess over the tax on minimum presumed income that may be generated in the next ten years.

Under Law No. 25,063, dividends distributed, either in cash or in kind, in excess of accumulated taxable income as of the end of the year immediately preceding the dividend payment or distribution date, shall be subject to a 35% income tax withholding as a sole and final payment, except for those distributed to shareholders resident in countries benefited from treaties for the avoidance of double taxation, which will be subject to a minor tax rate.

Additionally, on September 20, 2013, Law No. 26,893 was enacted, establishing changes to the Income Tax Law, and determining, among other things, an obligation respecting such tax as a single and final payment of 10% on dividends paid in cash or in kind (except in shares) to foreign beneficiaries and individuals residing in Argentina, in addition to the 35% retention mentioned above. The dispositions of this Law came in force on September 23, 2013, the date of its publication in the Official Gazette. On July 22, 2016, Law No. 27,260 was enacted and, among other things, removed the aforementioned requirement.

Income tax expense represents the amount of the tax currently payable and deferred tax.

3.7.1.1 Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from ‘profit before tax’ as reported in the Consolidated Statement of Comprehensive Income because of items of income, or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the fiscal year.

3.7.1.2 Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

The carrying amount of deferred tax assets is reviewed at the end of each fiscal year and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the fiscal year. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the fiscal year, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if a) there is a legally enforceable right to offset by the tax authority and b) deferred tax assets and liabilities relate to income taxes levied by the same tax authority, having the Group the intention of settle assets and liabilities on a net basis.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

3.7.1.3 Current and deferred tax

Current and deferred tax are recognized in profit or loss, and included in comprehensive income.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

3.7.2. Personal assets tax – Substitute responsible

Individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to personal assets tax of 0.25% of the value of any shares issued by Argentine entities, held at December 31 of each year. The tax is levied on the Argentine issuers of such shares, which must pay this tax in substitution of the relevant shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the latest financial statements at December 31 of each year. Pursuant to the Personal Assets Tax Law, the Group is entitled to seek reimbursement of such paid tax from the applicable shareholders, using the method the Group considers appropriate.

In September 2016, the tax authority approved the exemption request for this tax payment for 2016, 2017 and 2018 for being a compliant taxpayer under Law N° 27,260/2016.

As of December 31, 2017 and 2016, the Company had recorded 224,639 and 35,445,260, respectively, amounts included within Other receivables.

3.7.3 Tax reform in Argentina

On December 29, 2017, Argentina enacted a comprehensive tax reform (Law No. 27,430) through publication in the Official Gazette. The Law is effective from January 1, 2018. Specifically, introduces amendments to income tax (both at corporate and individual levels), value added tax (VAT), tax procedural law, criminal tax law, social security contributions, excise tax, tax on fuels, and tax on the transfer of real estate.

At a corporate level, the law decreases the corporate income tax rate from 35% to 30% for fiscal years starting January 1, 2018 to December 31, 2019, and to 25% for fiscal years starting January 1, 2020 and onwards. The Law also establishes dividend withholding tax rates of 7% for profits accrued during fiscal years starting January 1, 2018 to December 31, 2019, and 13% for profits accrued in fiscal years starting January 1, 2020 and onwards. The new withholding rates apply to distributions made to shareholders qualifying as resident individuals or nonresidents.

Even though the combined effective rate for shareholders on distributed income (corporate income tax rates plus dividend withholding rates on the after tax profit) will be close to the prior 35% rate, this change is aimed at promoting the reinvestment of profits. Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) for income accrued from January 1, 2018.

Property, plant and equipment

3.8 Property, plant and equipment

Property, plant and equipment held for being used in the production or supply of goods and services, or for administrative purposes, are carried at cost, less any depreciation and cumulative impairment loss.

Lands were not depreciated.

Properties under construction for administrative, production, supply or other purposes are carried at cost, less any recognized impairment loss. The cost included professional fees and, in the case of qualified assets, borrowing costs capitalized in accordance with the Group’s accounting policy. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Depreciation is recognized so as to write-off the cost of assets, except for land and properties under construction, over their useful lives, using the straight-line method or units of production. The estimated useful life and depreciation method are reviewed at the end of each year, with the effect of any changes in estimates being accounted for on a prospective basis.

The assets maintained under finance lease are depreciated over their useful life estimated equal to useful life of the assets under the lease, or, if the latter is shorter, over the term of the corresponding lease.

Gain or loss derived of the write-off or disposal of an item of Property, plant and equipment is determined as the difference between the obtained sale value and the book value and it is recognized in profit or loss.

Intangible assets

3.9 Intangible assets

Intangible assets with finite useful lives, acquired separately, are carried at cost less accumulated amortization and accumulated impairment losses, if any.

The method of amortization of Mining exploitation rights will be determined at the time it become used by the Company.

The estimated useful life and amortization method are reviewed at the end of the fiscal year, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives, acquired separately, are carried at cost less accumulated impairment losses.

Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Impairment of tangible and intangible assets

3.10 Impairment of tangible and intangible assets

At the end of the fiscal year, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indications exist, the recoverable amounts of the assets is estimated in order to determine the impairment loss (if any).

The Group estimated the recoverable amount of the cash-generating unit to which the asset belongs. Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments at year-end of the time value of money considering the risks specific to the asset.

Intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Inventories

3.11 Inventories

Inventories are stated at the lower of acquisition cost or net realizable value. Costs of inventories are determined using the weighted average price method. The net realizable value is the estimated price of sale less estimated costs to conclude such sale.

Provisions

3.12 Provisions

Provisions are recognized when the Group have a present obligation (legal or constructive) as a result of a past event and it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation, at the end of the fiscal year, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the estimated cash flow for repayment of the existing obligation, its book value represents the current value of such cash flow.

When some or all of the economic benefits required to settle a provision are expected to be recovered, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Environmental restoration

3.13 Environmental restoration

Under legal provisions, the land used for mining and quarries is subject to environmental restoration in Argentina.

The estimated present value of the asset retirement obligation is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset, subject to depreciation. The liability recorded is increased each fiscal period due to the passage of time and this change is charged to net profit or loss. The asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. Increases or decreases in the obligation will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Company discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.

In addition, the Group follows the practice of progressively restoring the spaces freed by the removal of quarries using the allowances created for such purposes.

Financial instruments
3.14	Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financials assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets of financial liabilities, as appropriate, on initial recognition. Transactions costs directly attributable to the acquisition of financial assets of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

3.15 Financial assets

Financial assets are classified into the following specified categories: financial assets ‘at fair value through profit or loss’ (FVTPL), ‘held-to-maturity’ investments, ‘available-for-sale’ (AFS) financial assets and ‘loans and receivables’. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

i) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss (“FVTPL”) are financial assets held for trading. Financial assets are included in this category whether acquired primarily to be sold in the immediate future.

Financial assets at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset and is included in the ‘other gains and losses’ line item. Fair value is determined in the manner described in note 34.

ii) Effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.

iii) Loans and receivables

The loans and receivables are non-derivative financial assets with fixed or determinable payments which are not quoted in an active market, are classified as current assets, except when they mature more than 12 months from the balance sheet date, in which case they are classified under non-current assets. Trade receivables and other receivables are included in this category.

The assets under accounts receivable are recorded at their amortized cost by applying the effective interest method, net of any allowance for impairment, if applicable.

iv) Financial assets held-to-maturity

These are non-derivative financial assets whose payments have a fixed or determinable amount and with a set maturity date and the entity have both the effective intention and the capacity to hold them until maturity. If the Company sells a significant amount of financial assets held to maturity, the whole account should be reclassified as available for sale.

Subsequent to initial recognition, held-to-maturity investments are measured at amortized cost using the effective interest method less any impairment.

v) Unconsolidated Ferrocarril Roca Management Trust

The 100% interest in the Ferrocarril Roca Management Trust is valued at cost, taking into account the value of contributions made, net of trust expenses, including the financial income accrued as of the balance sheet date.

This unconsolidated structured entity refers to the entity which is not controlled by the Company (Note 37).

As of December 31,2017 and 31, 2016, the Company’s participation in the unconsolidated trust is as follows:

As of	12.31.2017	12.31.2016
Current assets	51,112,722	90,065,227
Current liabilities	1,006,901	87,150

Equity	50,105,821	89,978,077

Income for the year	3,210,358	11,478,251

vi) Financial assets available for sale

Financial assets that are either designated as assets held for sale (“AFS”) or are not classified as (a) loans and receivables, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss.

Such financial assets are measured at fair value, with any gain or loss recognized under other comprehensive income. Upon sale or impairment of the asset, the accumulated gain or loss previously recognized in other comprehensive income is reclassified under income for the year. These financial assets are classified as other non-current financial assets, except those with a maturity of less than 12 months from the balance sheet date, which are classified as current assets. The Company does not hold financial assets available for sale.

vii) Impairment of financial asset

Financial assets other than those valued at fair value with changes to profit or loss, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

The objective impairment evidence should include:

•	Significant financial difficulties of the issuer or obligor; or

•	Default on contract clauses, such as non-payment or late payment of interest or principal; or

•	The borrower is likely to file for bankruptcy or any other form of financial reorganization; or

•	The disappearance of an active market for that financial asset because of financial difficulties.

For certain categories of financial assets, such as trade receivables, where the impairment test on the asset has been assessed on an individual basis and found that the asset is not individually impaired, such asset is to be included in the collective impairment test. The objective evidence of an accounts receivable portfolio being impaired includes the past experience of the Company regarding receivable collection, as well as any changes that are evident in the local and national economic conditions related to payment default.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

For financial assets that are carried at cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment loss will not be reversed in subsequent periods.

The carrying amount of the financial assets is directly written down by the impairment loss, except for trade receivables where the book value is written down through an allowance for bad debts. Where a trade receivable is considered a bad debt, it is written off against the allowance. The changes in the carrying value of the allowance for bad debts is recognized in the statement of comprehensive income.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

viii) Derecognition of a financial asset

The Company shall derecognize a financial asset only when the contractual rights on the financial assets cash flows expire and transfer the substantial risks and advantages inherent to ownership of the financial asset. If the Company does not transfer or retain substantially all the risks and advantages inherent to the ownership and retains the control over the asset transferred, the Company shall recognize its interest in the asset and the associated obligation at the amounts payable. If the Company retains substantially all the risks and advantages inherent to property on the transferred financial asset, the Company shall continue to recognize the financial asset and shall also recognize a collateral loan for the receipts.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial asset other than in its entirety (e.g. when the Group retains an option to repurchase part of a transferred asset), the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognized on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.

Financial liabilities and equity instruments

3.16 Financial liabilities and equity instruments

i)	Classification as debt or equity

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

ii)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Capital stock and other capital related accounts

a)	Capital stock and share premium

It is composed by contributions made by the shareholders.

Capital stock is represented by shares and includes subscribed shares at their nominal value.

b)	Adjustment to capital

Adjustment to capital recognize the effects of changes in the purchasing power of the Argentine peso until February 28, 2003. Capital stock account has been maintained at its nominal value and the adjustment deriving from the restatement mentioned before, has been disclosed in Adjustment to capital account.

Adjustment to capital may not be distributed in cash or in kind. However, it can be capitalized by issuing additional shares. In addition, this adjustment may be used to settle accumulated losses, according to absorption of cumulative losses order, as explained below, in “Accumulated earnings”.

c)	Merger premiums

These pertain to the recognition of the premiums originated in mergers, mainly from the merger with Ecocementos S.A. and Compañía de Servicios a la Construcción S.A. in 2002 and 2010, respectively. The balances as of December 31, 2014 derives from merges prior to the adoption of IFRS. The merger for 2015 was recognized to book values.

d)	Other capital adjustments

In the year ended December 31, 2016, it was included in this caption an amount of 403,406,965 related to the excess of the consideration for the 16% equity interest –in Yguazú Cementos S.A. acquired to InterCement Brasil S.A. (Parent company) over the book values recorded by such entity (Note 16).

During the year ended December 31, 2017, the Company accounted for the acquisition of the 2.36% of equity share in Cofesur S.A., which was approved by Government in March, 2017. Since the Company had acquired such participation from Camargo Correa S.A., it applied its accounting policy for acquisitions of entities under common control and recognized the participation at their carrying amount, being the excess of the purchase price over such amount disclosed in Equity under the caption adjustments in Owners’ contributions

Legal reserve

In accordance with the provisions of Law No. 19,550, the Company has to appropriate to the legal reserve no less than 5% of the sum of net income for the year adjusted by any amount that could have been transferred form accumulated other comprehensive income (loss) to retained earnings plus any adjustment recognized directly in retained earnings, until such reserve reaches 20% of the subscribed capital plus adjustment to capital.

Environmental reserve and Future dividends reserve

Corresponds to the allocation made by the Company’s Shareholders’ meeting, whereby a specific amount is transferred to the reserve environmental issues and for future dividends, respectively.

Other comprehensive income

Includes income and expenses recognized directly in equity accounts and the transfer of such items from equity accounts to the income statement of the year or to retained earnings, as defined by IFRS.

a)	Cash flow hedging reserve

Corresponds to the reserve generated by the financial instruments designated as hedging.

b)	Exchange differences on translating foreign operations

Corresponds to the reserve generated by the conversion of the financial statements of the subsidiary Yguazú Cementos S.A. into the Company’s presentation currency, as indicated in note 3.5.

Retained earnings

Includes accumulated gains or losses without a specific appropriation that being positive can be distributed upon the decision of the Shareholders’ meeting, while not subject to legal restrictions. Additionally, it includes the net profit of previous years that was not distributed, the amounts transferred from other comprehensive income and adjustments to income of previous years produced by the application of new accounting standards.

Non-controlling interests

Corresponds to the interest in the net assets acquired and net income of:

•	As of December 31, 2017: Yguazú Cementos S.A. (49%) and Ferrosur Roca S.A. (20%), representing the rights on shares that are not owned by Loma Negra C.I.A.S.A.

•	As of December 31, 2016: Yguazu Cementos S.A. (49%), Ferrosur Roca S.A. (20%) and Cofesur S.A. (2.36%) representing the rights on shares that are not owned by Loma Negra C.I.A.S.A.

iii) Financial liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or other financial liabilities.

Financial liabilities at fair value through profit or loss

A financial liability at fair value with changes through profit or loss is a financial liability classified either as held for trading or at fair value with changes through profit or loss. A financial liability is classified as held for trading if:

a) It is acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or

b) It is part of a portfolio of identified financial instruments that are managed together and, at a later date, there arises evidence for the first time of a recent actual pattern of short-term profit taking; or

c) It is a derivative, except for a derivative that is a designated and effective hedging instrument.

Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in the ‘other gains and losses’ line item. Fair value is determined in the manner described in note 33.

A financial liability other than a financial liability held for trading or contingent consideration that may be paid by an acquirer as part of a business combination may be designated as at FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•	the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	it forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract to be designated as at FVTPL.

Other financial liabilities

Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of costs directly attributable to their acquisition (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts)

Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method, with interest income recognized based on the effective yield.

Financial liabilities are classified as current liabilities unless the Company has an unconditional right to defer its settlement for more than 12 months from the balance sheet date.

iv) Financial liabilities in foreign currency

The fair value of financial liabilities denominated in foreign currency is determined in that foreign currency and then translated at the exchange rate prevailing at the end of each reporting period. The foreign currency component forms part of its profit or loss at fair value. As regards financial liabilities classified as fair value with changes through profit or loss, the foreign currency component is recognized in profit and loss.

In the case of debt instruments denominated in foreign currency classified at amortized cost, determination of exchange differences is based on the asset amortized cost and recognized under “Exchange differences” (note 10), “Financial income” to the Statement of Comprehensive Income.

v) Derecognition of a financial liability

The Company shall derecognized a financial liability if, and only if, the Company’s liabilities expire, are discharged or satisfied. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative financial instruments
3.17	Derivative financial instruments

The Group entered into a variety of derivative financial instruments to manage its exposure to interest rates and foreign exchange rate risks, including agreements for foreign exchange hedge agreements, interest rate swaps and foreign exchange swaps.

Derivatives had been initially recognized at fair value at the date the derivative contracts are entered into and were subsequently remeasured to their fair value at the end of each fiscal year. The resulting gain or loss has been recognized in profit or loss immediately, except in cases where the derivative was appointed and was effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

The Group has agreements designated as cash flow hedges. The resulting gain or loss from contracts in force determined as effective hedging during the year has been recognized directly in other comprehensive income.

Derivatives embedded in non-derivative host contracts are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the contracts are not measured at FVTPL.

Hedge accounting

The Group designates certain hedging instruments, which include derivatives, embedded derivatives and non- derivatives in respect of foreign currency risk, as either fair value hedges, cash flow hedges, or hedges of net investments in foreign operations. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

Note 33 sets out details of the fair values of the derivative instruments used for hedging purposes. During 2017 and 2016 the Group has only entered into “Cash flow hedges”.

Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘other gains and losses’ line item.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Hedge accounting is discontinued when the Group revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss, if any.

Short-term and other long-term employee benefits
3.18	Short-term and other long-term employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.

Liabilities recognized in respect of other long-term employee benefits (termination payment plans, which derive of specific plans for employees who leave the Company and receive an agreed compensation to be paid in installments) are measured at the present value of the estimated future cash outflows expected to be made by the Group.